Inventories	12 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Inventories
15.	Inventories

Breakdown of Group’s inventories as of June 30, 2020 and 2019 are as follows:

	06.30.20	06.30.19
Crops	2,697	2,929
Materials and supplies	1,675	1,426
Seeds and fodders	275	300
Sugarcane	4	-
Beef	-	149
Agricultural inventories	4,651	4,804
Good for resale and supplies	-	3
Telephones and others communication equipment	1,714	1,569
Fruit	2,705	-
Others	-	27
Total inventories	9,070	6,403

As of June 30, 2020 and 2019 the cost of inventories recognized as expense amounted to Ps. 18,714 and Ps. 14,135, respectively and have been included in “Costs” in the Statements of Income.